INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of current and deferred portion of income tax expenses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current tax	375,066	1,179,089	1,355,651
Deferred tax	91,294	(713,106)	(769,615)
Total	466,360	465,983	586,036

Schedule of reconciliation between the income tax at PRC statutory tax rate and income tax expense

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2019	2020
	RMB	RMB	RMB
Income before income tax benefit	1,659,671	2,967,287	4,081,745
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	414,918	741,822	1,020,436
Effect of different tax rate of subsidiary operation in other jurisdiction	5,424	3,875	3,728
Effect of non-deductible expenses	151,987	63,070	75,881
Effect of preferential tax rate and tax exemption	(84,120)	(202,095)	(452,033)
Effect of enacted tax rate change of deferred tax assets/liabilities	—	(95,048)	248
Effect of research and development super-deduction	(21,849)	(47,846)	(69,802)
Effect of valuation allowance movement of deferred tax assets	—	2,205	7,578
Income tax expense	466,360	465,983	586,036

Schedule of the effect of preferential tax rates on the income per share

	Years Ended December 31,
	(Amounts in Thousands Except Per Share Data)
	2018	2019	2020
	RMB	RMB	RMB
Tax saving amount due to preferential tax rates	84,120	297,143	451,785
Income per share effect-basic	0.41	1.03	1.51
Income per share effect-diluted	0.41	0.99	1.47

Schedule of components of the deferred tax assets and deferred tax liabilities

	December 31,	December 31,
	2019	2020
	RMB	RMB
Deferred tax assets
Guarantee liabilities	1,182,114	1,628,214
Advertising expenses	290,720	—
Provision for accounts receivable and contract assets	236,252	34,889
Provision for loan losses	84,452	186,462
Net operating loss carry forwards	12,951	22,785
Gross deferred tax assets	1,806,489	1,872,350
Valuation allowance on deferred tax assets	(2,205)	(9,783)
Deferred tax liabilities	1,804,284	1,862,567
Uncollected revenues	(1,106,936)	(501,848)
Total deferred tax liabilities	(1,106,936)	(501,848)
Net deferred tax assets	697,348	1,360,719